Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Based Compensation
Other than the bonus amount paid in restricted stock as described above, our equity compensation has historically been based upon traditional stock option grants. We have maintained shareholder approved stock option plans since 1983. At the 2020 annual meeting of the shareholders, the shareholders of the Company approved the adoption of the National HealthCare Corporation 2020 Omnibus Equity Incentive Plan (the “2020 Equity Incentive Plan”). In accordance with this plan, 2,500,000 shares became available to grant for restricted stock, stock appreciation rights, stock options, and employee stock purchase plan needs. This plan authorizes the Board and its Compensation Committee to issue various types of derivative equity, including stock appreciation rights and restricted stock. Every stock option we have issued has been with an exercise price set at the trading price of our stock on the NYSE American on the stock option’s grant date. The objective of our stock equity policy is to reward participating Partners for their efforts by sharing in the Company’s stock value increase. We have never had written policies for the issuance of stock options, but historically the Committee has, among other factors, considered management’s recommendations in approving the stock option grants. The Board does not take material non-public information (MNPI) into account when determining the timing of awards and the timing of MNPI is not timed for the purpose of affecting value.
Stock options are typically approved by the Compensation Committee at its February meeting and then granted by the CEO within a reasonable period of time thereafter. From the stock option grant date, these options vest ratably over three years in one-third increments and expire in five years. There have been some stock option grants which were not exercised because they were not “in the money” at the expiration date. The Company has never re-priced stock options.

Award Timing Method	In accordance with this plan, 2,500,000 shares became available to grant for restricted stock, stock appreciation rights, stock options, and employee stock purchase plan needs. This plan authorizes the Board and its Compensation Committee to issue various types of derivative equity, including stock appreciation rights and restricted stock. Every stock option we have issued has been with an exercise price set at the trading price of our stock on the NYSE American on the stock option’s grant date. The objective of our stock equity policy is to reward participating Partners for their efforts by sharing in the Company’s stock value increase. We have never had written policies for the issuance of stock options, but historically the Committee has, among other factors, considered management’s recommendations in approving the stock option grants.Stock options are typically approved by the Compensation Committee at its February meeting and then granted by the CEO within a reasonable period of time thereafter.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board does not take material non-public information (MNPI) into account when determining the timing of awards and the timing of MNPI is not timed for the purpose of affecting value.
MNPI Disclosure Timed for Compensation Value	false